PRUDENTIAL MYROCK ADVISOR VARIABLE ANNUITY

PRUCO LIFE INSURANCE COMPANY

PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

Supplement dated July 24, 2024

to Prospectus dated May 1, 2024

This Supplement should be read in conjunction with the current Prospectus for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectus and Statement of Additional Information. If you would like another copy of the current Annuity Prospectus, please call us at 1-888-PRU-2888.

This Supplement describes changes to the variable investment options available in your Annuity.

Fidelity® Variable Insurance Products High Income Portfolio - Initial Class Expense Changes:

Effective July 10, 2024, the Current Expenses and Total Expenses listed in the table in “Appendix A - Portfolios Available Under the Annuity” are restated as shown below. The Fund Type, Advisor/Subadvisors and Average Annual Total Returns appearing in Appendix A for the Portfolio are not changed.

Portfolio Company	Current Expenses	Fund Access Charge	Total (Current Expenses + Fund Access Charge)
Fidelity® Variable Insurance Products High Income Portfolio - Initial Class	0.82%	None	0.82%

ClearBridge Variable Aggressive Growth Portfolio – Class I – Portfolio Name Change:

Effective May 1, 2024, all references to the ClearBridge Variable Aggressive Growth Portfolio – Class I are changed as follows:

Current Portfolio name	New Portfolio Name
ClearBridge Variable Aggressive Growth Portfolio – Class I	ClearBridge Variable Growth Portfolio – Class I

You may wish to consult with your financial professional to determine if your existing allocation instructions should be changed before or after the Effective Date.

If you have any questions or would like another copy of the current Annuity or Fund Prospectuses, please call us at 1-888-PRU-2888.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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